Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
9.	LEASES

The adoption of the new lease guidance did not have a material impact on the Company’s results of operations or liquidity but resulted in the recognition of operating lease liabilities and operating lease right-of-use assets on its balance sheets. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company leased various training centers in the PRC, rent expense for the year ended December 31, 2020 was $320,569. The Company has three operating leases with the lease term over one year expiring in March and August 2022, which are classified as operating leases. There are no residual value guarantees and no restrictions or covenants imposed by the lease. The Company has $712,088 of right-of-use assets, $270,556 in current operating lease liabilities, and $441,532 in non-current operating lease liabilities as of December 31, 2020.

Significant assumptions and judgments made as part of the adoption of this new lease standard include determining (i) whether a contract contains a lease, (ii) whether a contract involves an identified asset, and (iii) which party to the contract directs the use of the asset. The discount rates used to calculate the present value of lease payments were determined based on hypothetical borrowing rates available to the Company over terms similar to the lease terms.

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of Dec 31, 2020	As of Dec 31, 2019
Within 1 year	295,108	184,612
After 1 year but within 5 years	477,773	250,729
Total lease payments	772,881	435,341
Less: imputed interest	(60,793)	(19,571)
Total lease obligations	712,088	415,770
Less: current obligations	(270,556)	(173,292)
Long-term lease obligations	441,532	242,478

Other information:

	For year ended
	Dec 31, 2020	Dec 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	302,788	162,560
Right-of-use assets obtained in exchange for operating lease liabilities	720,867	197,524
Remaining lease term for operating lease (years)	1.25 to 4.58	1.25 to 2.67
Weighted average discount rate for operating lease	4.75%	4.75%